Exhibit 99.1
Servicer’s Certificate
Drive 2007-2

Distribution Date	1/15/2008
Period No	5
Collection Period:	12/1/2007 - 12/31/07

I. Funds Available for Distribution
Scheduled Principal Payments Received	4,944,162.05
Partial and Full Prepayments Received	3,325,931.25
Interest Payments Received	9,590,089.55
Interest Deposit for Repurchased Receivables	2,567.07
Other Amounts Received	33,063.88
Proceeds on Defaulted Receivables Prior to Charge Off	3,138,954.95
Recoveries on Previously Charged Off Receivables	89,098.14
Less Netted Expenses	107,642.00
Net Swap Receipts	59,842.71
Swap Termination Account	0.00
Repurchased Receivables	134,470.92
Interest on Collections Account	0.06
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	1,046,641.68
Total Funds Available		22,257,180.26

II. Principal
Beginning Original Pool Contracts	647,381,386.82
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		647,381,386.82
Principal Portion of Scheduled Payments	4,944,162.05
Principal Portion of Prepayments (partial and full)	3,325,931.25
Principal Portion of Repurchased Receivables	134,470.92
Principal Balance of Charged Off Receivables	10,545,135.62
Aggregate Amount of Cram Down Loss	-133,641.69
Principal Distributable Amount	18,816,058.15
Ending Principal Balance		628,565,328.67

III. Distribution
1. Indenture Trustee Fee	4,855.36
2. Trust Collateral Agent	6,734.81
3. Owner Trustee Fee	291.67
4. Servicer or Successor Servicing Fee	1,618,453.47
5. Net Swap Payments Due Counterparty	0.00
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	324,604.87
b. Class A2 Interest	554,480.00
c. Class A3 Interest	1,732,224.38
7. Note Insurer Fee	103,832.00
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	16,464,050.88
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	0.00
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	1,447,652.82
Total Distribution Amount		22,257,180.26

Servicer’s Certificate
Drive 2007-2

Distribution Date	1/15/2008
Period No	5
Collection Period:	12/1/2007 - 12/31/2007

IV. Balance
Original Pool Total	685,714,287.66	Class A1 Pool Factor	0.51451
Beginning Pool Total	647,381,386.82	Class A2 Pool Factor	1.00000
Ending Pool Total	628,565,328.67	Class A3 Pool Factor	1.00000

Original Note Total	600,000,000.00
Beginning Note Total	566,458,711.76
Ending Note Total	549,994,660.88

Class A1 Original Balance	103,000,000.00	Class A2 Original Balance	128,000,000.00
Class A1 Beginning Balance	69,458,711.76	Class A2 Beginning Balance	128,000,000.00
Class A1 Ending Balance	52,994,660.88	Class A2 Ending Balance	128,000,000.00

Class A3 Original Balance	369,000,000.00
Class A3 Beginning Balance	369,000,000.00
Class A3 Ending Balance	369,000,000.00

Note Insurer Reimbursement	0.00

V. Pool Information
	Beginning of Period	End of Period
Pool Balance	647,381,386.82	628,565,328.67
Wtd Avg Coupon	20.41%	20.37%
Wtd Avg Original Term	64.94	64.97
Wtd Avg Remaining Term	59.05	58.21
# Contracts	39,295	38,449
Account to Collector Ratio*	581	610

*	Includes outsourced FTE

VI. Delinquency Information
	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	4,747	79,618,665.86	12.67%
61- 90 Days Delinquent	1,118	18,145,747.52	2.89%
91- 120 Days Delinquent	784	13,296,120.82	2.12%
Defaulted Receivables	1,105	17,122,526.35	2.72%

VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	312	5,591,262.51
Vehicles Repossessed in Current Period	450	7,803,865.54
Repossessed Vehicles Sold in Current Period	308	5,359,088.12
Repossessed Vehicles Reinstated in Current Period	41	637,993.09
Repossessed Vehicle Adjustment in Current Period	3	52,782.58
Repossessed Inventory — End of Collection Period	410	7,345,264.26

Servicer’s Certificate
Drive 2007-2

Distribution Date	1/15/2008
Period No	5
Collection Period:	12/1/2007 - 12/31/2007

VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	7,378,945.18
Recoveries on Previously Charged-Off Receivables	89,098.14
Expenses	0.00
Net Losses in Current Period	7,289,847.04
Recoveries on Repurchased Receivables	0.00
Cum. Net Losses to Date	9,008,007.73
Cum. Net Loss to (% of Pool)	1.31
Extension Count	1,200.00
Extension Balance	22,182,188.62
Modified Cumulative Net Loss	35,820,036.21
Modified Cumulative Net Loss to (% of Pool)	5.22

IX. Reserve Fund
Beginning of Reserve Balance	26,659,580.29
Letter of Credit	56,000,000.00
Reinvestment Income	100,554.12
Deposits	0.00
Withdrawals	0.00
Release to Certificate Account	1,046,641.68
Ending Reserve Balance	81,713,492.73	13.00%
Reserve Fund Requirement	81,713,492.73	13.00%
Cash Reserve	25,713,492.73	4.09%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

Servicer’s Certificate
Drive 2007-2

Distribution Date	1/15/2008
Period No	5
Collection Period:	12/1/2007 - 12/31/2007

XI. Triggers

1. Insolvency		No
2. Unremedied Breach		No
3. Insurance Policy Payment		No
4. Cessation of Valid Perfected Security Interest		No	Average	Current Month	Previous Month	Previous Month
5. Both		No
(i) Average Delinquency Ratio (last 3 months)	Limit: 6.42		4.37	5.00	4.95	3.15
(ii) Modified Cumulative Net Loss	Limit: 7.29			5.22
6. Cumulative Net Loss Ratio	Limit: 7.29	No		1.31
7. Extension Ratio	Limit: 4.00	No	1.39	3.12	0.96	0.09
8. Master Servicer’s Tangible Net Worth	Limit: N/A	No	N/A
9. Master Servicer’s Net Loss		No
10. Unsatisfied Judgment		No
11. Assignment of Rights of Sponsor or Master Servicer		No
12. IRS or ERISA Lien		No
13. Warehouse Facility Compliance		No
14. Reserved		No
15. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer		No
16. Servicer Payment Default		No

XII. Reserve Event

			Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit: 6.42	No	4.37	5.00	4.95	3.15
2. Cumulative Net Loss	Limit: 5.96	No		1.31

XIII. Monthly Remittance Condition Satisfied		Yes

Santander Consumer USA Inc., as Servicer
By:	/s/ Mark McCastlain
	Name:	Mark McCastlain
	Title:	Vice President
	Date:	January 07, 2008

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